Victory Ohio Municipal Bond Fund | Victory Ohio Municipal Bond Fund
Victory Ohio Municipal Bond Fund
Investment Objective
The Fund seeks to provide a high level of current interest income exempt from both federal income tax and Ohio personal income tax.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 22 of the Fund's Prospectus and on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees		Victory Ohio Municipal Bond Fund Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		2.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	[1]	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 26.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Victory Ohio Municipal Bond Fund Class A
Management Fees		0.55%
Distribution (12b-1) Fees		none
Other Expenses (includes a shareholder servicing fee of 0.25% applicable to Class A shares.)		0.52%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.08%
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund and are not included in the Fund's Financial Highlights disclosed later in this Prospectus. Therefore, the Total Annual Fund Operating Expenses stated above do not correlate to the ratio of expenses to average net assets that appears in the Fund's Financial Highlights. The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund.

Fund Fees and Expenses(continued)

Example:

The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Ohio Municipal Bond Fund Class A	308	537	784	1,491

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in:

■  Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;

■  Zero coupon, tax, revenue, and bond anticipation notes; and

■  Tax-exempt commercial paper.

Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of the state of Ohio or its municipalities, or other jurisdictions such as Puerto Rico, the interest on which is exempt from federal and Ohio state income tax. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

■  Economic or political events take place in Ohio which make the market value of Ohio obligations decline;

■  The market values of the securities acquired by the Fund decline;

■  The portfolio manager does not execute the Fund's principal investment strategies effectively;

■  Interest rates rise;

■  An issuer's credit quality is downgraded or an issuer defaults on its securities;

■  The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities;

■  The rate of inflation increases; or

■  The average life of a mortgage-related security is shortened or lengthened.

■  An investment company in which the Fund invests does not achieve its investment objective.

The Fund also is subject to the risks associated with investing in municipal debt securities, including the risk that certain investments could lose their tax-exempt status.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A shares of the Fund, including applicable maximum sales charges, compare to those of the Barclays Capital U.S. 7-Year Municipal Bond Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 4.07% (quarter ended September 30, 2009) Lowest -3.80% (quarter ended December 31, 2010)
Average Annual Total Returns (For the Periods ended December 31, 2012)
Average Annual Returns Victory Ohio Municipal Bond Fund	Label	1 Year	5 Years	10 Years
Class A	CLASS A Before Taxes	1.74%	4.04%	3.56%
After Taxes on Distributions Class A	CLASS A After Taxes on Distributions	1.51%	3.80%	3.39%
After Taxes on Distributions and Sales Class A	CLASS A After Taxes on Distributions and Sale of Fund Shares	2.04%	3.80%	3.44%
Barclays Capital U.S. 7-Year Municipal Bond Index	Barclays Capital U.S. 7-Year Municipal Bond Index Index returns reflect no deduction for fees, expenses, or taxes.	4.20%	6.21%	5.03%